Revolving Loan/Credit Agreements	12 Months Ended
Sep. 30, 2011
Revolving Loan/Credit Agreements [Abstract]
Revolving Loan/Credit Agreements
Note 5:  Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders").  Borrowings under the loan include a variable interest rate based on LIBOR plus 4.45% for each advance under the Credit Agreement.  The loan was segmented into an amortizing term facility of $101,000,000 (the "AgStar Term"), a term revolver of up to $10,000,000 (the "AgStar Revolving Term") and a revolving working capital term facility of up to $15,000,000 (the "AgStar LOC").  On September 1, 2011, the Company elected to convert 50% of the AgStar Term into a fixed rate loan at the lender's bonds rate plus 4.45%, with a 6% floor.  The portion of the AgStar Term not fixed and the AgStar Revolving Term accrues interest of LIBOR plus 4.45%, with a 6% floor. The Credit Agreement requires compliance with certain financial and nonfinancial covenants, with which the Company was in compliance as of September 30, 2011. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The AgStar Term requires monthly principal payments, is amortized over 114 months and matures on August 1, 2014.  The term of the AgStar LOC matures on March 31, 2012. Any borrowings under the AgStar LOC are subject to borrowing base restrictions as well as certain prepayment penalties.  The AgStar Revolving Term is interest only until maturity on August 1, 2014.

Under the terms of the AgStar LOC, the Company may draw the lesser of $15,000,000 or 75 percent of eligible accounts receivable plus 75 percent of eligible inventory.  As part of the AgStar LOC, the Company may request letters of credit to be issued up to a maximum of $5,000,000 in the aggregate.  There were no outstanding letters of credit as of September 30, 2011.

As of September 30, 2011 and 2010, the outstanding balance under the Credit Agreement (all three components) was $96,753,936 and $114,616,726, respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of Fiscal 2010, 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $4,000,000 per year, and $16,000,000 over the term of the Credit Agreement.  The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company agreed to pay, beginning at the end of Fiscal 2011, 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of $6,000,000 per year, and $24,000,000 over the term of the Credit Agreement.  An excess cash flow payment of $3,757,406 for Fiscal 2011 is due and payable in four equal installments in the year ending September 30, 2012 ("Fiscal 2012").

Bunge N.A. Holdings, Inc. ("Holdings") agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.

        On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing a new note to Holdings (the "Holdings Note"), which increased the principal amount of such note to $28,107,000 (representing outstanding principal plus accrued interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of September 30, 2011 and 2010, there was $31,663,730 and $29,290,300 outstanding under the Holdings Note, respectively.  There was $425,500 and $404,000 of accrued interest (including accrued expenses, related parties) due to Holdings as of September 30, 2011 and 2010, respectively.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of $3,750,000 may be advanced by Holdings in its discretion.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of September 30, 2011 and 2010, the balance outstanding was $3,000,000 and $0, respectively, under the Holdings Revolving Note.

On June 17, 2010, ICM, Inc. ("ICM") issued the a term note to the Company (the "ICM Term Note") in the amount of $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of $3,000 per unit.  As of September 30, 2011 and 2010, there was $10,903,000 and $10,061,000 outstanding under the ICM Term Note, respectively, and approximately $146,500 and $139,000 of accrued interest due (including accrued expense, related party) to ICM, respectively.